Schedule of related party transactions (Details) - Joyce Lee Jue Hui [Member] - SGD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
- Reimbursement fund for expenses paid on behalf of the Company	$ 12	$ 136
- Other expenses paid on behalf by Joyce Lee Jue Hui	(10)	(159)
- Loan advance to the Company	(730)	(620)
- Repayment of loan	$ 200	$ 125